Summary of Significant Accounting Policies - Schedule of Intangible Assets (Details)	Mar. 31, 2025
Software [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	5 years
Software [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years
Patents [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Patents [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	15 years
Trademarks [Member]
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years
Customer Relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	9 years
Non-Patented Technology [Member]
Indefinite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	10 years